Subsequent Events. (Tables)	9 Months Ended
Sep. 30, 2013
Collin Bank
Estimated Fair Values of Assets Acquired and Liabilities Assumed

Estimated fair values of the assets acquired and liabilities assumed in this transaction as of the closing date are as follows:

Assets of acquired bank:

Cash and cash equivalents	$22,810
Securities available for sale	62,821
Loans	72,245
Premises and equipment	191
Investment in FHLB stock and other restricted stock	1,156
Goodwill	5,962
Core deposit intangible	600
Other assets	1,741

Total assets	$167,526

Liabilities of acquired bank:
Deposits	111,164
FHLB advances	26,000
Other liabilities	89

Total Liabilities	$137,253

Common stock issued in the Collin Bank transaction	$11,861

Cash Paid in the Collin Bank transaction	$18,412

Live Oak State Bank
Estimated Fair Values of Assets Acquired and Liabilities Assumed

Estimated fair values of the assets acquired and liabilities assumed in this transaction as of the closing date are as follows:

Assets of acquired bank:

Cash and cash equivalents	$32,246
Securities available for sale	16,740
Loans	70,627
Premises and equipment	2,675
Goodwill	7,616
Core deposit intangible	775
Other assets	256

Total assets	$130,935

Liabilities of acquired bank:
Deposits	104,960
Other liabilities	4,278

Total Liabilities	$109,238

Common stock issued in the Live Oak Bank transaction	$11,697

Cash Paid in the Live Oak Bank transaction	$10,000